Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Subsequent Events

Note 11 – Subsequent Events

On July 10, 2015, the Company issued 150,000 shares of the common stock for services.

We evaluated subsequent events after the balance sheet date through the date the condensed consolidated financial statements were issued. We did not identify any additional material events or transactions occurring during this subsequent event reporting period that required further recognition or disclosure in these consolidated condensed financial statements.

NOTE 8 - SUBSEQUENT EVENTS

On April 17, 2015, the Company’s wholly owned subsidiary, Content Checked Acquisition Corp., a corporation formed in the State of Wyoming (“Acquisition Sub”), merged (the “Merger”) with and into Content Checked, Inc., a corporation incorporated in the State of Wyoming (“Content Checked”). Content Checked was the surviving corporation in the Merger and became our wholly owned subsidiary. As a result of the Merger, we discontinued our pre-Merger business and acquired the business of Content Checked and will continue the existing business operations of Content Checked as a publicly traded company under the name Content Checked Holdings, Inc.

In connection with the Merger and pursuant to the Split-Off Agreement (defined below), we transferred our pre-Merger assets and liabilities to our pre-Merger majority stockholders, in exchange for the surrender by them and cancellation of 24,400,000 shares of our Common Stock.

As a result of the Merger and Split-Off, we discontinued our pre-Merger business and acquired the business of Content Checked, and will continue the existing business operations of Content Checked as our wholly owned subsidiary.

Also on April 17, 2015, we closed a private placement offering (the “PPO”) of 4,299,400 shares of our restricted common stock.

On April 15, 2015 the Company received a loan from an unaffiliated shareholder in the amount of $45,000. The unsecured loan is due six months from the date made and accrues interest at the rate of 5% per annum until paid in full.

Content Checked Inc [Member]
Subsequent Events

Note 9 – Subsequent Events

Conversion of the Financings

Subsequent to the fiscal year ended March 31, 2015, between August 2014 and April 2015, Content Checked offered and sold in a series of private placement to accredited investors an aggregate of $1,503,450 principal amount of its unsecured convertible promissory notes (the “Unsecured Bridge Notes”). The Unsecured Bridge Notes bore interest at 5% per annum and were payable between March 31, 2015 and April 30, 2015 (as applicable), subject to conversion as described below. Interest on the Unsecured Bridge Notes would have been payable at maturity; however, upon conversion of the Unsecured Bridge Notes as described below, accrued interest was forgiven.

Additionally, on May 5, 2014, Content Checked offered and sold in a private placement to an accredited investor $250,000 principal amount of its secured convertible promissory note (the “Secured Bridge Note”). The Secured Bridge Note bore interest at 5% per annum and was payable on March 31, 2015, subject to conversion as described below. Interest on the Secured Bridge Notes would have been payable at maturity; however, upon conversion of the Secured Bridge Notes as described below, accrued interest was forgiven. The Secured Bridge Note was secured by a priority security interest on all of the assets of Content Checked. This security interest terminated upon conversion of the Secured Bridge Note.

Upon the closing of the Merger and the PPO, the outstanding principal amount of the Unsecured Bridge Notes and Secured Bridge Note was automatically converted into shares of our common stock (as described below under “The Private Placement Offering”) at a conversion price of $0.45 and $0.40 per share, respectively.

The Private Placement Offering

Subsequent to the fiscal year ended March 31, 2015, and concurrent with the closing of the Merger the Company held a closing of its PPO in which it sold $166,700 of shares of common stock at a purchase price of $0.50 per share, which resulted in the issuance of 333,400 shares of our restricted common stock.

Purchasers of the restricted shares of our common stock have weighted average anti-dilution protection with respect to the shares of our common stock purchased by them in the PPO if within 24 months after the final closing of the PPO the Company shall issue additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions) for consideration per share less than $0.50. The aggregate gross proceeds of the PPO were $1,920,150 (including the aggregate principal amount of Unsecured Bridge Notes and Secured Bridge Notes converted and before deducting expenses of the offering, estimated at approximately $125,000).

The PPO was exempt from registration under Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), in reliance upon the exemption provided by Regulation D and/or Regulation S promulgated by the SEC thereunder. The PPO was sold to “accredited investors,” as defined in Regulation D, and/or foreign investors in compliance with Regulation S.

The closing of the PPO and the closing of the Merger were conditioned upon each other.

In connection with the PPO we did not pay any finder’s fees or Placement Agent commissions.

The Reverse Merger

Subsequent to the fiscal year ended March 31, 2015, on April 17, 2015 the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), which closed on the same date. The parties to the transaction were the Company (“CCI” or the “Company”), a subsidiary of CNCK (as defined herein) created for the purpose of the merger transaction (“Acquisition Sub”), and Content Checked Holdings, Inc., a publicly traded company (“CNCK”). Pursuant to the terms of the Merger Agreement, Acquisition Sub merged with and into CCI, resulting in CCI being the surviving corporation and becoming a wholly-owned subsidiary of CNCK.

At the closing of the Merger, each of the 1,000,000 shares of CCI’s common stock issued and outstanding immediately prior to the closing of the Merger was converted into 24 shares of CNCK’s common stock. As a result, an aggregate of 24,000,000 shares of CNCK’s common stock were issued to the holders of CCI’s stock.

The Merger Agreement contained customary representations and warranties and pre- and post-closing covenants of each party and customary closing conditions. Breaches of the representations and warranties will be subject to certain indemnification provisions. Kris Finstad, our CEO and Chairman of the Board, will initially receive in the Merger all of the shares to which he is entitled, except for 500,000 shares of CNCK’s common stock which will be held in escrow for one year to satisfy post-closing claims for indemnification by CNCK (“Indemnity Shares”). Any of the Indemnity Shares remaining in escrow at the end of such one-year period shall be distributed to Mr. Finstad. The Merger Agreement also contains a provision providing that a certain pre-Merger stockholder of CNCK will deposit 500,000 shares of CNCK’s common stock in escrow for one year to satisfy post-closing claims for indemnification by Content Checked and its pre-Merger shareholders (“CNCK Indemnity Shares”). Any of the CNCK Indemnity Shares remaining in escrow at the end of such one-year period shall be distributed to such stockholder. The value of the Indemnity Shares and the CNCK Indemnity Shares issued pursuant to the foregoing adjustment mechanisms was fixed at $0.50 per share.

The issuance of shares of CNCK’s common stock to holders of CCI’s common stock in connection with the Merger was not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), which exempts transactions by an issuer not involving any public offering, and/or Regulation D and Regulation S promulgated by the SEC under the Securities Act. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirement, and some of these securities are subject to further contractual restrictions on transfer as agreed to by the parties to the Merger.